Biological assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets	$ 12,546,705	$ 10,595,029	$ 9,459,071
Conversion effect	(25,384)	(288,630)
Gross carrying amount [member]
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets	12,546,705	10,595,029	$ 9,459,071
Acquisitions	26,749,931	22,575,150
Decreases due to harvesting	(24,959,872)	(21,217,064)
Changes	1,951,676	1,135,958
Other increases (decreases) (1)	$ 187,001	$ 66,502